MERGER TRANSACTION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 12, 2010	Dec. 31, 2012	Feb. 29, 2012
Business Acquisition [Line Items]
Change in contingent consideration, liability	$ 0	$ 324	$ 50,436
K2M Group Holdings Inc Merger
Business Acquisition [Line Items]
Cash consideration, total				169,402
Cash consideration, amount in escrow				14,900
Additional consideration provisional period				4 years
Cash consideration, amount released from escrow						8,527
Change in contingent consideration, liability		324	50,436		500
Contingent consideration, Liability		0	324		0
K2M Group Holdings Inc Merger | Contingent Consideration | Minimum [Member]
Business Acquisition [Line Items]
Discount rate					15.00%
K2M Group Holdings Inc Merger | Contingent Consideration | Maximum [Member]
Business Acquisition [Line Items]
Discount rate					17.50%
K2M Group Holdings Inc Merger | Qualifying event prior to June 30, 2013
Business Acquisition [Line Items]
Contingent consideration, Liability		7,500			7,500
K2M Group Holdings Inc Merger | Qualifying event between June 30, 2013 and January 1, 2014
Business Acquisition [Line Items]
Contingent consideration, Liability		$ 3,500			$ 3,500